Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 10,668	€ 8,581
Deferred tax assets available for offset	(5,833)	(3,057)
Deferred tax liabilities	4,835	5,524
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,546	7,166
Deferred tax liabilities available for offset	(5,833)	(3,057)
Deferred tax assets	€ 2,713	€ 4,109